Subsequent Event (Additional Information) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended								12 Months Ended
	Nov. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Subsequent Event [Line Items]
Revenue		$ 1,263,882	$ 1,250,059	$ 1,245,849	$ 1,245,199	$ 1,242,564	$ 1,235,962	$ 1,223,304	$ 1,185,720	$ 5,004,989	$ 4,887,550	$ 4,576,697
Subsequent Event [Member] | Non-Core Business Activities [Member]
Subsequent Event [Line Items]
Revenue	$ 600,000